UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended: September 30, 2011


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_|  is a restatement
                                   |_|  adds new holding entries.


Institutional Manager Filing this Report:

Name:            Antipodean Advisors LLC

Address:         499 Park Avenue
                 10th Floor
                 New York, NY 10022


13F File Number: 028-14220

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Johnson
Title:  Chief Financial Officer
Phone:  212-339-5202


Signature, Place and Date of Signing:


/s/ Kevin Johnson               New York, New York           November 14, 2011
-------------------         --------------------------      --------------------
     [Signature]                  [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     22

Form 13F Information Table Value Total:   $282,132
                                         (thousands)



List of Other Managers Reporting for this Manager:


No.     Form 13F File Number             Name
---     --------------------             --------------------------------
1       028-14222                        Antipodean Domestic Partners, LP

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5           COLUMN 6    COLUMN 7          COLUMN 8
--------------                -------------- --------- --------- -------------------  -------------- --------    -------------------
                                                        VALUE      SHS OR   SH/ PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT  PRN CALL    DISCRETION     MGRS      SOLE    SHARED NONE
--------------                -------------- --------- --------- ---------- --- ----  -------------- --------    -----   ------ ----
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A-  G0457F107    4,745    204,600  SH        SHARED-DEFINED    1        204,600
BANCO BILBAO VIZCAYA ARGENTA  SPONSORED ADR  05946K101    3,171    390,000  SH        SHARED-DEFINED    1        390,000
BIOGEN IDEC INC               COM            09062X103   14,811    159,000  SH        SHARED-DEFINED    1        159,000
BLOCK H & R INC               COM            93671105     5,923    445,000  SH        SHARED-DEFINED    1        445,000
CARTER INC                    COM            146229109   47,917  1,569,000  SH        SHARED-DEFINED    1      1,569,000
CITIGROUP INC                 COM NEW        172967424    5,123    200,000  SH        SHARED-DEFINED    1        200,000
DAVITA INC                    COM            23918K108   11,832    188,800  SH        SHARED-DEFINED    1        188,800
DEUTSCHE BANK AG              NAMEN AKT      D18190898    2,700     78,000  SH        SHARED-DEFINED    1         78,000
FIRST SOLAR INC               COM            336433107    4,444     70,300  SH        SHARED-DEFINED    1         70,300
GOODRICH CORP                 COM            382388106   20,335    168,500  SH        SHARED-DEFINED    1        168,500
HEALTHSPRING INC              COM            42224N101    6,453    177,000  SH        SHARED-DEFINED    1        177,000
HUMANA INC                    COM            444859102   27,456    377,500  SH        SHARED-DEFINED    1        377,500
LAUDER ESTEE COS INC          CL A           518439104   20,862    237,500  SH        SHARED-DEFINED    1        237,500
NORDION INC                   COM            65563C105    7,797    884,000  SH        SHARED-DEFINED    1        884,000
OCZ TECHNOLOGY GROUP INC      COM            67086E303      228     47,000  SH        SHARED-DEFINED    1         47,000
ONCOTHYREON INC               COM            682324108    7,786  1,302,000  SH        SHARED-DEFINED    1      1,302,000
ONCOTHYREON INC               COM            682324108    5,980  1,000,000      CALL  SHARED-DEFINED    1      1,000,000
SHERWIN WILLIAMS CO           COM            824348106    9,179    123,500  SH        SHARED-DEFINED    1        123,500
SINA CORP                     ORD            G81477104   10,670    149,000  SH        SHARED-DEFINED    1        149,000
SIX FLAGS ENTMT CORP NEW      COM            83001A102    5,045    182,000  SH        SHARED-DEFINED    1        182,000
VALEANT PHARMACEUTICALS INTL  COM            91911K102   58,687  1,581,000  SH        SHARED-DEFINED    1      1,581,000
VEECO INSTRS INC DEL          COM            922417100      991     40,600  SH        SHARED-DEFINED    1         40,600






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